Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Interest received, classified as operating activities	£ 33,657	£ 11,616
Interest paid, classified as operating activities	26,566	7,493
Balances with banks and other regulatory authorities	£ 3,038	£ 4,260